SCHEDULE OF TOTAL REVENUES FOR EACH REPORTABLE SEGMENT (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 19, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
REVENUE	$ 1,396,000	$ 2,661,183	$ 1,827,245	$ 4,416,933	$ 2,961,572	$ 7,624,584	$ 4,203,112
Trucking [Member]
Segment Reporting Information [Line Items]
REVENUE		2,343,614	1,643,070	3,531,196	2,777,397	6,228,457	4,203,112
Digester [Member]
Segment Reporting Information [Line Items]
REVENUE		317,569	184,138	885,737	184,138	1,395,992
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
REVENUE			$ 37		$ 37	$ 135